Note 12 - Income Taxes (Detail) - Components of Income Tax Benefit (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal	$ 422	$ 1,913	$ 4
State	352	285	106
Foreign	1,508	724
	2,282	2,922	110
Deferred:
Federal	(5,189)	(4,120)	(2,169)
State	(916)	(616)	(554)
Foreign	(259)	(670)
Total	(6,364)	(5,406)	(2,723)
Benefit for income taxes	$ (4,082)	$ (2,484)	$ (2,613)